FMI International Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Bermuda - 3.7%
Miscellaneous Commercial Services - 3.7%
Genpact Ltd.	3,900,000	$167,505,000

Britain - 31.2%(a)
Beverages: Alcoholic - 3.0%
Diageo PLC	4,310,000	136,961,747
		$–
Beverages: Non-Alcoholic - 3.4%
Coca-Cola Europacific Partners PLC	2,005,000	154,004,050
		$–
Electrical Products - 2.2%
Smiths Group PLC	4,600,000	98,626,064
		$–
Electronics/Appliances - 2.2%
Howden Joinery Group PLC	10,260,000	101,641,009
		$–
Finance/Rental/Leasing - 2.7%
Ashtead Group PLC	2,025,000	125,282,222
		$–
Food: Specialty/Candy - 3.3%
Greggs PLC	4,340,000	151,369,446
		$–
Household/Personal Care - 4.3%
Unilever PLC	3,460,000	196,598,323
		$–
Internet Software/Services - 2.4%
Informa PLC	11,000,000	109,709,091
		$–
Major Banks - 2.3%
Lloyds Banking Group PLC	150,600,000	102,848,569
		$–
Medical Specialties - 2.0%
Smith & Nephew PLC	7,405,000	91,765,405
		$–
Trucks/Construction/Farm Machinery - 3.4%
Weir Group PLC	5,670,000	154,453,883
Total Britain		1,423,259,809

Curacao - 1.6%
Contract Drilling - 1.6%
Schlumberger NV	1,885,000	72,270,900

France - 13.6%
Aerospace & Defense - 2.8%
Safran SA	590,000	129,273,595
		$–
Regional Banks - 2.6%
Edenred SE	3,550,000	116,709,948
		$–
Restaurants - 4.7%
Sodexo SA	2,590,000	213,421,001
		$–
Wholesale Distributors - 3.5%
Rexel SA	6,280,000	159,948,684
Total France		619,353,228

Germany - 4.8%
Industrial Machinery - 2.3%
Siemens AG	540,000	105,297,244
		$–
Medical/Nursing Services - 2.5%
Fresenius Medical Care AG	2,460,000	112,005,844
Total Germany		217,303,088

Hong Kong - 2.4%
Tools & Hardware - 2.4%
Techtronic Industries Co. Ltd.	8,480,000	111,477,658

Ireland - 4.9%
Airlines - 2.9%
Ryanair Holdings PLC - ADR	3,040,000	132,513,600
		$–
Miscellaneous Commercial Services - 2.0%
ICON PLC (b)	435,000	91,223,850
Total Ireland		223,737,450

Japan - 7.9%
Chemicals: Specialty - 1.9%
NOF Corp.	6,250,000	86,626,097
		$–
Computer Processing Hardware - 4.1%
Sony Group Corp.	8,865,000	186,834,801
		$–
Electronic Equipment/Instruments - 1.9%
Yokogawa Electric Corp.	4,010,000	85,290,027
Total Japan		358,750,925

Luxembourg - 4.3%
Discount Stores - 4.3%
B&M European Value Retail SA	42,800,000	196,235,742

Netherlands - 2.9%
Medical Specialties - 2.9%
Koninklijke Philips NV (b)	5,225,000	132,356,039

Singapore - 2.0%
Major Banks - 2.0%
DBS Group Holdings Ltd.	2,900,000	92,931,848

Switzerland - 5.7%
Medical Distributors - 2.2%
DKSH Holding AG	1,375,000	102,114,538
		$–
Pharmaceuticals: Major - 3.5%
Roche Holding AG	565,000	157,977,814
Total Switzerland		260,092,352

United States - 9.6%
Other Consumer Services - 4.8%
Booking Holdings, Inc.	44,500	221,094,690
		$–
Wholesale Distributors - 4.8%
Ferguson Enterprises, Inc.	1,260,000	218,698,200
Total United States		439,792,890
TOTAL COMMON STOCKS (Cost $3,662,563,114)		4,315,066,929

PREFERRED STOCKS - 2.1%	Shares	Value
South Korea - 2.1%
Telecommunications Equipment - 2.1%
Samsung Electronics Co. Ltd.	3,120,000	92,670,167
TOTAL PREFERRED STOCKS (Cost $59,036,652)		92,670,167

SHORT-TERM INVESTMENTS - 1.0%		Value
Money Market Funds - 1.0%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (c)	46,786,165	46,786,165
TOTAL SHORT-TERM INVESTMENTS (Cost $46,786,165)		46,786,165

TOTAL INVESTMENTS - 97.7% (Cost $3,768,385,931)		4,454,523,261
Money Market Deposit Account - 0.0% (d)		323,390
Other Assets in Excess of Liabilities - 2.3%		105,252,858
TOTAL NET ASSETS - 100.0%		$4,560,099,509
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.13%. This MMDA is held as collateral for certain forward currency contracts.

FMI International Fund
Schedule of Forward Currency Contracts
December 31, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNY Mellon Capital Markets LLC	03/14/2025	USD	1,050,806,250	EUR	975,000,000	$37,623,618
BNY Mellon Capital Markets LLC	03/14/2025	USD	329,477,350	JPY	50,000,000,000	8,987,594
J.P. Morgan Securities, Inc.	03/14/2025	USD	254,576,593	CHF	220,000,000	10,176,950
J.P. Morgan Securities, Inc.	03/14/2025	USD	109,483,880	HKD	850,000,000	(61,415)
J.P. Morgan Securities, Inc.	03/14/2025	USD	112,875,310	SGD	150,000,000	2,714,266
State Street Bank & Trust Co.	03/14/2025	USD	1,317,719,500	GBP	1,025,000,000	35,231,900
State Street Bank & Trust Co.	03/14/2025	USD	96,670,247	KRW	135,000,000,000	4,718,938
Net Unrealized Appreciation (Depreciation)						$99,391,851

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
KRW - South Korean Won
SGD - Singapore Dollar
USD - United States Dollar

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

FMI International Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,422,100,737	$2,892,966,191	$–	$4,315,066,928
Preferred Stocks	–	92,670,167	–	92,670,167
Money Market Funds	46,786,166	–	–	46,786,166
Total Investments	$1,468,886,903	$2,985,636,358	$–	$4,454,523,261

Other Financial Instruments:
Forwards*	$–	$99,453,266	$–	$99,453,266
Total Other Financial Instruments	$–	$99,453,266	$–	$99,453,266

Liabilities:

Other Financial Instruments:
Forwards*	$–	$(61,415)	$–	$(61,415)
Total Other Financial Instruments	$–	$(61,415)	$–	$(61,415)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of December 31, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.